TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2023	2022

Beginning balance	$7,434	$5,312
Decrease related to expired tax years	(424)	(723)
Additions for prior year tax positions	125	162
Decrease for prior year tax positions	(1,879)	(244)
Additions for current year tax positions	933	2,927

Ending balance	$6,189	$7,434

*) As of December 31, 2023 and 2022, unrecognized tax benefits of $1,052 and $1,906, respectively, were presented net from deferred tax assets.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2023, 2022 and 2021, net amounts of $225, $236 and $243, respectively, were added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2023 and 2022, the Company had accrued interest liability related to uncertain tax positions in the amounts of $611 and $390, respectively, which is included within other long-term liabilities on the consolidated balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income in the consolidated statements of income (loss).

During November 2021, the Company reached a settlement with the Israeli Tax Authority (“ITA”) regarding the Company's corporate tax returns for the years 2015-2018. As a result, the Company's Israeli tax returns have been examined for all years including and prior to fiscal 2018, and the Company is no longer subject to audit for these periods. The settlement amounted to a total payment of $9,279 (NIS 28,858). The Company had provisions for the related years in the amount of $4,258 which were offset against such payment. In addition, as part of the settlement with the ITA, the Company received additional deductible expenses in the amount of $5,190.

The Company's U.S subsidiary files income tax returns in the U.S federal jurisdiction. As of December 31, 2023, the 2016 through 2022 tax years are open and may be subject to potential examinations in the U.S.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income (loss) in the period in which such determination is made.

b.	Israeli taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations, an Israeli company is calculating its tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

The Israeli corporate tax rate in 2023, 2022 and 2021 was 23%. A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law"):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9%, effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, and the new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise whose total consolidated revenues (parent company and all subsidiaries) is less than NIS 10 billion. Technological Preferred Enterprise, as defined in the law, which is located in the center of Israel (where the Israeli subsidiary is currently located) is subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A, the tax rate is 7.5%), subject to satisfaction of a number of conditions, including compliance with a minimal amount or ratio of annual Research and development expenditure and Research and development employees, as well as having at least 25% of annual income derived from exports.

The Company believes it meets the Technological preferred enterprise conditions.

Income not eligible for Preferred Technological Enterprise benefits is taxed at a regular rate, 23% from 2018 onwards.

On November 2, 2021, the Israeli Parliament approved a final bill regarding repatriations of trapped earnings out of Approved/Privileged Enterprises. The temporary provisions have come into effect as of November 15, 2021. The Israeli government agreed to grant relief on the amount of tax which should have been paid on distributable earnings in order to encourage companies to pay the reduced taxes during the next 12 months (the “temporary order”). The temporary order provides partial relief from previous Approved/Privileged Enterprise tax rates as defined in the Law for companies which opt to enjoy the privilege. The new temporary order does not require the actual distribution of the retained earnings, nor does it provide any relief from the 15% dividend withholding tax.

As part of the temporary order, the Company opted to implement the provisions included in the temporary order and completed the taxes on all of its trapped tax-exempt earnings. As a result, the Company paid Nil and $8,247 during 2023 and 2022, respectively.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2023	2022	2021

Current taxes	$3,255	$6,865	$18,287
Deferred taxes	582	(1,986)	(3,466)

	$3,837	$4,879	$14,821

Domestic	$1,079	$2,820	$10,741
Foreign	2,758	2,059	4,080

	$3,837	$4,879	$14,821

	Year ended December 31,
	2023	2022	2021
Domestic taxes:

Current taxes	$488	$2,967	$12,890
Deferred taxes	591	(147)	(2,149)

	1,079	2,820	10,741
Foreign taxes:

Current taxes	2,767	3,898	5,397
Deferred taxes	(9)	(1,839)	(1,317)

	2,758	2,059	4,080

	$3,837	$4,879	$14,821

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2023	2022

Carryforward losses and tax credit	$12,249	$8,456
Deferred revenues	6,237	6,897
Unrealized loss on marketable securities	296	1,281
ROU assets	2,234	2,289
Temporary differences	9,566	9,327

Deferred tax assets before valuation allowance	30,582	28,250
Valuation allowance	(8,434)	(5,162)

Net deferred tax assets	22,148	23,088

Intangible assets, including goodwill	(4,547)	(4,529)
Operating lease liabilities	(2,242)	(2,289)
Depreciable assets	(1,043)	(1,299)

Deferred tax liability	(7,832)	(8,117)

Net deferred tax assets	$14,316	$14,971

* As of December 31, 2023 and 2022, unrecognized tax benefits of $1,052 and $1,906 were presented net from deferred tax assets, respectively.

e.	Foreign:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act, which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Apportioned income is also subject to tax in various states.

Through December 31, 2023, the U.S. subsidiary had a U.S. federal loss carryforward of $3,194, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2023 and fiscal 2038.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

All non-Israeli subsidiaries are taxed according to the tax laws in their jurisdictions.

f.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$(17,753)	$4,713	$22,632

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(4,083)	$1,084	$5,205
Tax adjustment in respect of different tax rate of foreign subsidiary	(57)	48	33
Non-deductible expenses and other permanent differences	536	197	305
Deferred taxes on losses for which valuation allowance was provided, net	2,635	2,402	896
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	-	(128)
Foreign withholding taxes	637	3,138	2,656
Share compensation relating to share options per ASC No. 718	3,716	1,517	(2,369)
Income taxes in respect of prior years	1,246	(1,388)	687
Change of tax rate	-	(505)	462
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(1,086)	(1,457)	6,869
Other	293	(157)	205

Actual tax expense	$3,837	$4,879	$14,821

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.03	$0.15

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.03	$0.14

h.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2023	2022	2021

Domestic	$(33,444)	$(1,105)	$17,817
Foreign	15,691	5,818	4,815

Income before taxes on income	$(17,753)	$4,713	$22,632